CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 49,146,063	$ 14,376,523
Financial investments	178,781,549	0
Related party receivables	203,712	220,000
Related party loan	82,650,375	0
Other current assets	1,425,507	6,274,397
Total current assets	312,207,206	20,870,920
Property, plant & equipment, net	451,586	0
Right-of-use assets, net	216,636	0
Capitalized software, net	0	699,753
Total assets	312,875,428	21,570,673
Current liabilities:
Accounts payable	2,097,097	877,641
Related party payables	12,625,243	8,642,340
Derivative financial instruments	3,562,500	32,226
Other payables	6,648,171	616,156
Total current liabilities	24,933,011	10,168,363
Other noncurrent payables	1,020,074	702,921
Total liabilities	25,953,085	10,871,284
Stockholders' Equity
Common stock, $0.001 par value; 1,000,000,000 shares authorized; 269,094,021 and 220,000,000 shares issued and outstanding on December 31, 2022 and December 31, 2021, respectively	269,094	220,000
Additional paid-in capital	503,661,571	53,489,579
Accumulated deficit	(217,008,322)	(42,977,964)
Accumulated other comprehensive loss	0	(32,226)
Total stockholders' equity	286,922,343	10,699,389
Total liabilities and stockholders' equity	$ 312,875,428	$ 21,570,673